Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 70,856	$ 131,394
Loans, ending balance	223,122	70,856
Remeasurement Due To Extinguishment Of Loans	(34,637)
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	70,856
Loans to Joint Venture	79,674	60,270
Initial difference between the face value and the fair value of loans to Exar Capital		(29,677)
Accrued interest	17,601	5,701
Loans, ending balance	223,122	70,856
Remeasurement Due To Extinguishment Of Loans	$ 54,991
Equity Accounting Investments | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance		$ 34,562